Cash generated from operations (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statement of cash flows [abstract]
Profit (loss) before taxation	[1]	$ 76	$ 410	$ 472
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts		(2)	0	6
Amortisation of tangible and right of use assets		300	286	636
Amortisation of intangible assets		0	1	1
Finance costs and unwinding of obligations	[1]	75	65	149
Environmental rehabilitation, silicosis and other provisions		(17)	(40)	(85)
Impairment, derecognition of assets and (profit) loss on disposal		131	2	319
Other expenses (income)		57	11	9
Profit (loss) on sale of assets		(6)	0	(8)
Interest income		(57)	(31)	(81)
Share of associates and joint ventures’ (profit) loss		(84)	(78)	(161)
Other non-cash movements		(23)	17	25
Other exchange losses		52	20	102
Movements in working capital		(186)	(133)	(140)
Cash generated from operations		316	530	1,244
(Increase) decrease in inventories		(19)	(7)	(54)
(Increase) decrease in trade and other receivables		(140)	(98)	(152)
Increase (decrease) in trade, other payables and provisions		(27)	(28)	66
Movements in working capital		$ (186)	$ (133)	$ (140)

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.